Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
International Alternative Funds - 1.1%
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	11,961	$ 14,377
Transamerica Unconstrained Bond (C)	4,171,885	37,213,214
		37,227,591
International Equity Funds - 15.1%
Transamerica BlackRock Real Estate Securities VP (C)	6,780,205	71,870,172
Transamerica Emerging Markets Opportunities (C)	1,798,101	15,355,780
Transamerica International Equity (C)	7,038,485	159,069,761
Transamerica International Focus (C)	17,418,590	146,664,527
Transamerica International Small Cap Value (C)	8,085,910	131,234,323
		524,194,563
International Mixed Allocation Fund - 13.8%
Transamerica Aegon Bond VP (C)	49,465,193	481,296,328
U.S. Equity Funds - 51.9%
Transamerica Janus Mid-Cap Growth VP (C)	577,401	19,210,116
Transamerica JPMorgan Enhanced Index VP (C)	38,657,684	1,088,213,812
Transamerica Large Cap Value (C)	14,928,752	223,931,277
Transamerica Mid Cap Growth (A)(C)	1,877,495	19,094,125
Transamerica Mid Cap Value Opportunities (C)	1,556,489	18,506,649
Transamerica Small Cap Value (C)	1,520,267	9,623,291
Transamerica T. Rowe Price Small Cap VP (C)	742,876	9,449,388
Transamerica WMC US Growth VP (C)	10,509,505	420,695,491
		1,808,724,149
U.S. Fixed Income Funds - 16.3%
Transamerica Core Bond (C)	3,850,844	33,964,445
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (C)	3,906,906	$ 35,240,292
Transamerica High Yield Bond (C)	37,631,390	312,340,543
Transamerica Long Credit (C)	18,498,088	185,535,821
		567,081,101
Total Investment Companies (Cost $3,083,393,715)		3,418,523,732

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.2%
U.S. Treasury - 1.2%
U.S. Treasury Notes
4.13%, 01/31/2025 (E)	$ 43,189,700	43,117,154
Total U.S. Government Obligation (Cost $43,042,308)		43,117,154
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (F), dated 09/30/2024, to be repurchased at $23,726,170 on 10/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $24,199,472.	23,724,786	23,724,786
Total Repurchase Agreement (Cost $23,724,786)		23,724,786
Total Investments (Cost $3,150,160,809)		3,485,365,672
Net Other Assets (Liabilities) - (0.1)%		(2,453,159)
Net Assets - 100.0%		$ 3,482,912,513
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,274	12/31/2024	$265,601,624	$265,300,547	$—	$(301,077)
5-Year U.S. Treasury Notes	2,588	12/31/2024	283,310,262	284,376,720	1,066,458	—
10-Year Canada Government Bonds	1,570	12/18/2024	144,522,877	145,118,637	595,760	—
CAD Currency	743	12/17/2024	54,898,478	55,048,870	150,392	—
CHF Currency	171	12/16/2024	25,477,111	25,458,694	—	(18,417)
E-Mini Russell 2000® Index	629	12/20/2024	69,391,457	70,737,340	1,345,883	—
Hong Kong Hang Seng Index	575	10/30/2024	74,909,183	78,692,347	3,783,164	—
JPY Currency	665	12/16/2024	59,905,745	58,441,031	—	(1,464,714)
MSCI EAFE Index	856	12/20/2024	104,436,280	106,477,840	2,041,560	—
MSCI Emerging Markets Index	4,730	12/20/2024	264,929,257	277,343,550	12,414,293	—
S&P/TSX 60 Index	282	12/19/2024	59,307,029	60,234,508	927,479	—
TOPIX Index	190	12/12/2024	36,032,962	34,999,130	—	(1,033,832)
Total					$22,324,989	$(2,818,040)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	(1,304)	12/19/2024	$(149,274,698)	$(149,022,750)	$251,948	$—
10-Year U.S. Treasury Ultra Notes	(2,064)	12/19/2024	(244,127,166)	(244,164,750)	—	(37,584)
EUR Currency	(846)	12/16/2024	(117,818,087)	(118,085,738)	—	(267,651)
FTSE 100 Index	(461)	12/20/2024	(51,425,415)	(51,084,848)	340,567	—
GBP Currency	(209)	12/16/2024	(17,174,022)	(17,469,788)	—	(295,766)
S&P 500® E-Mini Index	(362)	12/20/2024	(102,992,584)	(105,237,925)	—	(2,245,341)
S&P/ASX 200 Index	(247)	12/19/2024	(35,084,927)	(35,459,039)	—	(374,112)
U.S. Treasury Ultra Bonds	(259)	12/19/2024	(35,029,821)	(34,471,281)	558,540	—
Total					$1,151,055	$(3,220,454)
Total Futures Contracts					$23,476,044	$(6,038,494)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,418,509,355	$—	$—	$3,418,509,355
U.S. Government Obligation	—	43,117,154	—	43,117,154
Repurchase Agreement	—	23,724,786	—	23,724,786
Total	$3,418,509,355	$66,841,940	$—	$3,485,351,295
Investment Companies Measured at Net Asset Value (B)				14,377
Total Investments				$3,485,365,672
Other Financial Instruments
Futures Contracts (H)	$23,476,044	$—	$—	$23,476,044
Total Other Financial Instruments	$23,476,044	$—	$—	$23,476,044
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(6,038,494)	$—	$—	$(6,038,494)
Total Other Financial Instruments	$(6,038,494)	$—	$—	$(6,038,494)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$585,742,430	$20,033,975	$(126,438,840)	$(5,774,258)	$7,733,021	$481,296,328	49,465,193	$20,033,976	$—
Transamerica BlackRock Real Estate Securities VP	9,102,763	60,485,585	—	—	2,281,824	71,870,172	6,780,205	1,423,185	—
Transamerica Core Bond	75,917,197	1,568,832	(42,608,163)	(3,966,364)	3,052,943	33,964,445	3,850,844	1,568,832	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Opportunities	$100,454,638	$—	$(92,270,500)	$(36,846,497)	$44,018,139	$15,355,780	1,798,101	$—	$—
Transamerica Floating Rate	33,207,285	2,184,578	—	—	(151,571)	35,240,292	3,906,906	2,184,578	—
Transamerica Global Allocation Liquidating Trust	14,870	—	—	—	(493)	14,377	11,961	—	—
Transamerica High Yield Bond	299,830,247	14,847,051	(9,512,146)	164,407	7,010,984	312,340,543	37,631,390	14,847,051	—
Transamerica International Equity	122,615,488	30,729,160	(8,580,625)	1,161,288	13,144,450	159,069,761	7,038,485	—	—
Transamerica International Focus	144,716,839	69,752,700	(73,111,680)	3,133,814	2,172,854	146,664,527	17,418,590	—	—
Transamerica International Small Cap Value	103,538,497	12,079,000	—	—	15,616,826	131,234,323	8,085,910	—	—
Transamerica Janus Mid- Cap Growth VP	76,766,973	1,098,920	(62,662,025)	(18,991,129)	22,997,377	19,210,116	577,401	35,130	1,063,790
Transamerica JPMorgan Enhanced Index VP	883,225,820	125,209,971	(73,358,546)	15,747,730	137,388,837	1,088,213,812	38,657,684	8,287,685	32,094,792
Transamerica Large Cap Value	221,249,467	29,694,732	(62,222,428)	16,040,410	19,169,096	223,931,277	14,928,752	1,926,932	—
Transamerica Long Credit	143,393,341	40,983,837	—	—	1,158,643	185,535,821	18,498,088	6,615,401	—
Transamerica Mid Cap Growth	97,240,116	—	(82,671,674)	(12,787,826)	17,313,509	19,094,125	1,877,495	—	—
Transamerica Mid Cap Value Opportunities	47,322,522	—	(30,746,700)	1,472,647	458,180	18,506,649	1,556,489	—	—
Transamerica Small Cap Value	29,529,929	—	(20,311,843)	(1,561,006)	1,966,211	9,623,291	1,520,267	—	—
Transamerica T. Rowe Price Small Cap VP	41,007,637	322,696	(34,010,312)	2,963,222	(833,855)	9,449,388	742,876	—	322,696
Transamerica TSW Mid Cap Value Opportunities VP	37,338,861	—	(38,435,453)	(3,873,159)	4,969,751	—	—	—	—
Transamerica Unconstrained Bond	103,959,125	3,879,847	(69,998,916)	259,311	(886,153)	37,213,214	4,171,885	3,718,416	—
Transamerica WMC US Growth VP	273,908,240	164,729,294	(52,696,900)	(3,737,029)	38,491,886	420,695,491	10,509,505	543,380	40,856,155
Total	$3,430,082,285	$577,600,178	$(879,636,751)	$(46,594,439)	$337,072,459	$3,418,523,732	229,028,027	$61,184,566	$74,337,433

(D)	Restricted security. At September 30, 2024, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$14,377	0.0%(I)

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $43,117,154.
(F)	Rate disclosed reflects the yield at September 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
PORTFOLIO ABBREVIATION(S):
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust